Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Hedge Accounting [Line Items]
Financial assets	$ 2,781,726	$ 2,615,511
Financial assets at fair value through profit or loss	2,709,757	23,584
Financial liabilities	12,256	5,608
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets	1,522
Financial liabilities	1,720
Other Comprehensive Income
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through other comprehensive income	320	753
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss		2,477,021
Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	52,613	97,498
Financial liabilities	9,491	5,293
Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	17,514	16,655
Financial liabilities	1,045	315
Level 1 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	57,693	105,386
Financial assets at fair value through profit or loss	57,693
Level 1 [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss		105,386
Level 2 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	2,724,033	2,510,125
Financial assets at fair value through profit or loss	2,652,064	23,584
Financial liabilities	12,256	5,608
Level 2 [Member] | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets	1,522
Financial liabilities	1,720
Level 2 [Member] | Other Comprehensive Income
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through other comprehensive income	320	753
Level 2 [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss		2,371,635
Level 2 [Member] | Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	52,613	97,498
Financial liabilities	9,491	5,293
Level 2 [Member] | Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	17,514	16,655
Financial liabilities	$ 1,045	$ 315